Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Amount due from Beijing Biztour	¥ 1,960,403		¥ 3,713,166
VAT-input deductible	1,893,650		2,675,486
Income tax refundable	2,800,622
Advances to employees	1,605,908		13,919
Other current assets	8,229,786		1,433,521
Total prepaid expenses and other current assets	¥ 16,490,369	$ 2,368,693	¥ 7,836,092